Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,648,000.00
Previously Paid Amount	0.00
Total Fee Amount	365.69
Total Offset Amount	0.00
Net Fee	365.69
Narrative - Max Aggregate Offering Price	$ 2,648,000.00
Final Prospectus	true